Correspondence

OLSHAN FROME WOLOSKY LLP
Park Avenue Tower
65 East 55th Street
New York, New York 10022

Spencer G. Feldman
(212) 451-2234
E-mail: sfeldman@olshanlaw.com

November 24 , 2014
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn: Mark P. Shuman, Esq.
Branch Chief - Legal

Re:	Code Rebel Corporation
Draft Registration Statement on Form S-1 Submitted November 18, 2014, CIK No. 0001613011

  Ladies and Gentlemen:

On behalf of Code Rebel Corporation, a Delaware corporation (the “Company”), we hereby confidentially submit through EDGAR one complete copy of Confidential Draft Submission No.  2 to the captioned Registration Statement on Form S-1 (the “ Draft Registration Statement”), for the registration of 2,000,000 shares of the Company’s common stock in an initial public offering, including one complete copy of the exhibits listed in the Draft Registration Statement as filed therewith.

The amended Draft Registration Statement responds to the comments received from the staff of the SEC by letter dated November 24, 2014, with respect to the omission of the signed audit report and lack of an arrangement for proceeds to be held in an escrow account pending the satisfaction of the minimum stock sale and Nasdaq listing conditions.  As revised, the Draft Registration Statement includes the signed audit report on page F-14 and disclosure on the cover page and pages 7 and 61 with respect to the escrow account to be established in compliance with Exchange Act Rules 10b-9 and 15c2-4.

A courtesy copy of this letter and the amended Draft Registration Statement reflecting the foregoing comment responses are being emailed for the convenience of the staff (attention: Mitchell Austin, Staff Attorney) in its review of the filing.

Should any member of the SEC ’s staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Draft Registration Statement, please do not hesitate to contact me (tel.: (212) 451-2234) or Reid Dabney, the Company’s Chief Financial Officer (tel.: (310) 748-5718).

Very truly yours,

/s/ Spencer G. Feldman

Spencer G. Feldman

Enclosures
cc:	Mr. Arben Kryeziu
Mr. Reid Dabney
Mitchell Austin, Esq., Staff Attorney